SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Unobservable Inputs Redeemable Convertible Preferred Stock Warrant Liability (Details)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term	3 years 5 months 1 day	4 years 5 months 1 day
Warrant Liability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term			0 years
Warrant Liability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term			9 months
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0103	0.0030
Risk-free interest rate | Warrant Liability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			1.48
Risk-free interest rate | Warrant Liability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			2.41
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Expected dividend yield | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.90	0.75
Expected volatility | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			70
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	9.87	15.26
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	11.50	11.50